SCHEDULE OF INFORMATION ABOUT LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total		$ 1,344,631	$ 1,327,167
CarbonMeta Technologies Inc [Member]
Total		139,409
CoroWare Technologies, Inc. [Member]
Total		1,156,327
CoroWare Robotics Solutions, Inc. [Member]
Total		34,353
ARiCON, LLC [Member]
Total		9,257
CoroWare Treasury, Inc. [Member]
Total		5,285
Coroware, Inc. and Subsidiaries [Member]
Total	$ 1,350,936	$ 1,344,631
Coroware, Inc. and Subsidiaries [Member] | CarbonMeta Technologies Inc [Member]
Total	150,371
Coroware, Inc. and Subsidiaries [Member] | CoroWare Technologies, Inc. [Member]
Total	1,156,327
Coroware, Inc. and Subsidiaries [Member] | CoroWare Robotics Solutions, Inc. [Member]
Total	34,353
Coroware, Inc. and Subsidiaries [Member] | Carbon Source Inc [Member]
Total	628
Coroware, Inc. and Subsidiaries [Member] | ARiCON, LLC [Member]
Total	$ 9,257